The Gabelli Dividend & Income Trust
Schedule of Investments — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 88.4%
Aerospace and Defense  — 3.6%
1,000 Airbus SE ....................... $ 185,884
7,370 Allient Inc. ...................... 435,493
10,000 Astronics Corp.† .................. 667,300
17,500 Avio SpA ....................... 669,526
1,950 BAE Systems plc, ADR ............. 227,175
5,600 CAE Inc.† ....................... 145,880
5,500 Ducommun Inc.† ................. 671,000
2,000 Elbit Systems Ltd. ................. 1,698,180
1,000 Embraer SA, ADR ................. 59,340
700 Firefly Aerospace Inc.† ............. 19,929
5,500 General Dynamics Corp. ............ 1,887,710
10,000 HEICO Corp. ..................... 2,742,000
42,000 Hexcel Corp. ..................... 3,399,060
90,200 Howmet Aerospace Inc. ............. 20,787,492
5,000 Innovative Solutions and Support Inc.† .. 102,650
700 Karman Holdings Inc.† ............. 56,035
73,150 L3Harris Technologies Inc. ........... 25,247,723
10,000 Leidos Holdings Inc. ............... 1,555,200
7,000 Lockheed Martin Corp. ............. 4,230,730
2,325 Mercury Systems Inc.† ............. 169,516
2,000 MTU Aero Engines AG .............. 716,627
3,213 Northrop Grumman Corp. ........... 2,192,037
10,000 Park Aerospace Corp. .............. 273,800
1,140,000 Rolls-Royce Holdings plc ............ 17,080,793
33,000 RTX Corp. ...................... 6,365,700
42,000 StandardAero Inc.† ................ 1,084,860
2,000 Thales SA ...................... 582,780
89,304 The Boeing Co.† .................. 17,774,175
10,000 Woodward Inc. ................... 3,579,200
114,607,795
Automotive  — 0.8%
26,500 Daimler Truck Holding AG ........... 1,270,227
22,025 Dauch Corp.† .................... 130,608
500 Ferrari NV ...................... 169,225
25,000 Ford Motor Co. ................... 288,500
40,000 Iveco Group NV .................. 884,919
300 Lithia Motors Inc. ................. 74,916
9,400 Mercedes-Benz Group AG ........... 569,217
103,800 PACCAR Inc. .................... 11,988,900
100,000 Piaggio & C SpA .................. 177,192
16,000 Tesla Inc.† ...................... 5,948,000
4,320 Toyota Motor Corp., ADR ............ 890,309
47,000 Traton SE ....................... 1,674,295
24,066,308
Automotive: Parts and Accessories  — 2.1%
50,000 Aptiv plc† ...................... 3,472,000
22,000 Atmus Filtration Technologies Inc. ..... 1,248,940
175,000 Dana Inc. ....................... 5,888,750
299,002 Garrett Motion Inc. ................ 5,432,866
Shares
Market
Value
197,800 Genuine Parts Co. ................. $ 20,917,350
4,000 Lear Corp. ...................... 484,320
9,000 Modine Manufacturing Co.† .......... 1,950,390
136,000 Monro Inc. ...................... 2,181,440
264,500 O'Reilly Automotive Inc.† ............ 24,415,995
65,992,051
Broadcasting  — 0.2%
342,100 Canal+ SA ...................... 904,928
272,500 Grupo Televisa SAB, ADR ............ 792,975
25,000 Liberty Broadband Corp., Cl. C† ....... 1,257,500
115,000 Sinclair Inc. ..................... 1,488,100
10,000 Sirius XM Holdings Inc. ............. 230,800
2,600 Versant Media Group Inc. ........... 96,252
4,770,555
Building and Construction  — 1.5%
13,700 Amrize Ltd.† ..................... 767,474
5,500 Arcosa Inc. ...................... 583,770
38,000 Carrier Global Corp. ............... 2,139,780
1,500 Cie de Saint-Gobain SA ............. 121,468
3,800 CRH plc ........................ 399,456
10,500 D.R. Horton Inc. .................. 1,440,810
36,200 Fortune Brands Innovations Inc. ....... 1,410,714
159,550 Herc Holdings Inc. ................ 15,883,202
11,000 Holcim AG ...................... 893,097
125,000 Johnson Controls International plc ..... 16,368,750
15,000 Masterbrand Inc.† ................. 124,650
11,900 Nobility Homes Inc. ................ 357,059
11,000 Sika AG ........................ 1,787,019
7,000 Trex Co. Inc.† .................... 254,940
9,300 United Rentals Inc. ................ 6,775,608
49,307,797
Business Services  — 2.9%
3,000 A10 Networks Inc. ................ 69,360
7,000 Fidelity National Information Services Inc. 328,370
88,210 Havas NV ....................... 1,528,343
2,200 HubSpot Inc.† ................... 537,020
10,000 ICF International Inc. ............... 652,900
22,500 ITOCHU Corp. .................... 279,930
16,000 Jardine Matheson Holdings Ltd. ....... 1,138,400
80,000 JCDecaux SE .................... 1,708,809
7,000 Loomis AB ...................... 316,627
12,000 Marubeni Corp. ................... 424,788
127,200 Mastercard Inc., Cl. A .............. 63,556,752
11,000 Mitsubishi Corp. .................. 368,527
10,500 Mitsui & Co. Ltd. ................. 394,250
4,000 NextNav Inc.† .................... 64,080
220,000 NIQ Global Intelligence plc† .......... 2,501,400
10,500 Rentokil Initial plc, ADR ............. 330,540
15,000 RXO Inc.† ...................... 219,300
10,000 Sumitomo Corp. .................. 364,198

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Business Services (Continued)
71,000 UL Solutions Inc., Cl. A ............. $ 6,085,410
45,000 Vestis Corp.† .................... 353,700
39,000 Visa Inc., Cl. A ................... 11,787,360
93,010,064
Cable and Satellite  — 0.7%
15,000 Cogeco Inc. ..................... 747,574
363,000 Comcast Corp., Cl. A ............... 10,421,730
26,600 EchoStar Corp., Cl. A† .............. 3,114,062
22,000 Liberty Latin America Ltd., Cl. A† ...... 190,080
110,000 Liberty Latin America Ltd., Cl. C† ...... 970,200
217,500 Rogers Communications Inc., Cl. B ..... 8,362,875
23,806,521
Communications Equipment  — 0.7%
97,000 Arista Networks Inc.† .............. 11,909,660
45,000 Corning Inc. ..................... 6,118,650
7,500 QUALCOMM Inc. ................. 965,850
66,000 Telesat Corp.† ................... 2,389,200
21,383,360
Computer Hardware  — 1.1%
101,800 Apple Inc. ...................... 25,835,822
19,500 Dell Technologies Inc., Cl. C .......... 3,200,535
5,000 HP Inc. ........................ 96,050
18,500 Micron Technology Inc. ............. 6,250,040
35,382,447
Computer Software and Services  — 5.9%
30,000 3D Systems Corp.† ................ 56,400
13,800 ABM Industries Inc. ............... 531,576
1,000 Akamai Technologies Inc.† ........... 114,850
3,800 Alibaba Group Holding Ltd., ADR ...... 476,748
25,000 Alphabet Inc., Cl. A ................ 7,189,000
154,200 Alphabet Inc., Cl. C ................ 44,233,812
110,800 Amazon.com Inc.† ................ 23,076,316
8,520 Backblaze Inc., Cl. A† .............. 29,394
1,250 Capgemini SE .................... 145,204
5,800 Check Point Software Technologies Ltd.† . 828,530
23,000 Cisco Systems Inc. ................ 1,784,570
15,000 CoreWeave Inc., Cl. A† ............. 1,162,050
12,800 CrowdStrike Holdings Inc., Cl. A† ...... 4,997,248
5,000 Fastly Inc., Cl. A† ................. 145,300
37,000 Fiserv Inc.† ..................... 2,064,600
2,031 Fortinet Inc.† .................... 165,973
36,200 Gen Digital Inc. ................... 681,646
546,889 Hewlett Packard Enterprise Co. ........ 13,021,427
4,790 Intuit Inc. ....................... 2,071,100
30,500 Kyndryl Holdings Inc.† ............. 400,160
33,125 Meta Platforms Inc., Cl. A ........... 18,951,806
101,100 Microsoft Corp. .................. 37,424,187
9,386 MKS Inc. ....................... 2,156,997
Shares
Market
Value
81,000 N-able Inc.† ..................... $ 378,270
42,700 Oracle Corp. ..................... 6,281,597
11,800 Palantir Technologies Inc., Cl. A† ...... 1,726,104
5,463 Rapid7 Inc.† ..................... 30,101
41,100 Rockwell Automation Inc. ........... 14,749,968
1,000 Rubrik Inc., Cl. A† ................. 48,970
4,500 SAP SE, ADR .................... 770,445
37,000 ServiceNow Inc.† ................. 3,868,350
32,000 Stratasys Ltd.† ................... 249,920
250 Synopsys Inc.† ................... 99,120
189,911,739
Computer Software and Services..  — 0.0%
4,000 Circle Internet Group Inc.† ........... 381,640
Consumer Products  — 2.0%
13,240 Amcor plc ...................... 526,290
45,000 British American Tobacco plc, ADR ..... 2,631,150
30,000 Church & Dwight Co. Inc. ........... 2,799,600
5,000 Churchill Downs Inc. ............... 449,150
65,000 Edgewell Personal Care Co. .......... 1,387,100
10,000 Energizer Holdings Inc. ............. 164,200
24,100 JAKKS Pacific Inc. ................ 480,072
4,800 Leggett & Platt Inc. ................ 47,424
6,340 Nintendo Co. Ltd., ADR ............. 90,599
226,500 Philip Morris International Inc. ........ 37,449,510
67,670 Spectrum Brands Holdings Inc. ....... 4,987,279
20,000 The Estee Lauder Companies Inc., Cl. A .. 1,435,400
63,100 The Procter & Gamble Co. ........... 9,114,164
25,500 The Scotts Miracle-Gro Co. .......... 1,550,655
63,112,593
Consumer Services  — 0.2%
2,700 Airbnb Inc., Cl. A† ................. 340,956
86,530 Arlo Technologies Inc.† ............. 1,231,322
330 Booking Holdings Inc. .............. 1,389,406
45,000 CarMax Inc.† .................... 1,871,100
2,500 The Brink's Co. ................... 259,075
7,000 Travel + Leisure Co. ................ 484,330
17,000 Uber Technologies Inc.† ............ 1,222,810
21,000 Verisure plc† .................... 216,004
7,015,003
Diversified Industrial  — 5.3%
500 Agilent Technologies Inc. ............ 56,990
54,017 Albany International Corp., Cl. A ....... 2,820,227
10,555 American Outdoor Brands Inc.† ....... 98,584
255,000 Ampco-Pittsburgh Corp.† ........... 1,713,600
9,645 AZZ Inc. ........................ 1,206,879
14,200 Belden Inc. ...................... 1,630,586
95,000 Bouygues SA .................... 5,425,502
10,000 Cadre Holdings Inc. ................ 306,800
10,000 Carpenter Technology Corp. .......... 3,941,500

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Diversified Industrial (Continued)
14,800 Crane Co. ....................... $ 2,530,800
29,000 Crane NXT Co. ................... 1,177,110
35,400 Eaton Corp. plc ................... 12,661,518
17,000 Fluor Corp.† ..................... 793,050
2,000 Franklin Electric Co. Inc. ............ 184,340
106,700 General Electric Co. ................ 30,278,259
27,500 GPGI Inc., Cl. A ................... 470,250
3,500 Graham Corp.† ................... 276,220
6,000 Greif Inc., Cl. A ................... 402,420
100,000 Griffon Corp. .................... 7,268,000
20,200 GXO Logistics Inc.† ............... 1,047,370
9,100 Heartland Express Inc. .............. 94,640
181,700 Honeywell International Inc. .......... 41,069,651
10,500 Hyster-Yale Inc. .................. 341,355
59,750 ITT Inc. ........................ 11,384,167
8,000 Knife River Corp.† ................. 653,200
8,000 Landis+Gyr Group AG .............. 505,253
2,278 Moog Inc., Cl. A .................. 666,634
9,500 nVent Electric plc ................. 1,123,660
13,000 Pentair plc ...................... 1,132,430
10,678 Proto Labs Inc.† .................. 608,859
144,000 Senior plc ...................... 545,111
1,250 Siemens AG ..................... 297,198
9,000 Smiths Group plc ................. 271,603
6,500 Sulzer AG ....................... 1,338,044
43,500 Sunbelt Rentals Holdings Inc. ......... 2,831,415
2,000 Symrise AG ..................... 169,309
289,000 Textron Inc. ..................... 25,304,840
15,225 The Sherwin-Williams Co. ........... 4,880,374
300,000 Toray Industries Inc. ............... 2,080,275
35,500 Trinity Industries Inc. ............... 1,142,390
250 VeriSign Inc. .................... 62,090
170,792,503
Electronics  — 2.3%
1,000 Garmin Ltd. ..................... 232,010
42,233 Intel Corp.† ..................... 1,863,743
10,025 Kimball Electronics Inc.† ............ 237,492
123,000 Resideo Technologies Inc.† .......... 4,146,330
1,695,940 Sony Group Corp., ADR ............. 35,105,958
36,000 TE Connectivity plc ................ 7,524,720
109,830 Texas Instruments Inc. ............. 21,322,396
6,400 Thermo Fisher Scientific Inc. ......... 3,145,792
4,500 Universal Display Corp. ............. 412,470
1,900 WESCO International Inc. ............ 519,878
74,510,789
Energy and Utilities  — 0.7%
97,000 Alliant Energy Corp. ............... 6,960,720
400 Cheniere Energy Inc. ............... 113,504
18,100 GE Vernova Inc. .................. 15,799,490
Shares
Market
Value
16,000 Northwest Natural Holding Co. ........ $ 851,520
23,725,234
Energy and Utilities: Electric  — 0.4%
50,000 Algonquin Power & Utilities Corp. ...... 307,000
5,000 American Electric Power Co. Inc. ...... 655,400
29,000 Electric Power Development Co. Ltd. .... 791,399
58,000 Evergy Inc. ...................... 4,751,360
6,000 PG&E Corp. ..................... 105,420
12,000 Pinnacle West Capital Corp. .......... 1,209,000
10,000 Portland General Electric Co. ......... 527,700
36,500 PPL Corp. ...................... 1,394,300
48,500 The AES Corp. ................... 683,365
6,500 WEC Energy Group Inc. ............. 752,505
11,177,449
Energy and Utilities: Integrated  — 1.2%
18,000 Chubu Electric Power Co. Inc. ........ 292,845
20,000 Endesa SA ...................... 834,061
228,000 Enel SpA ....................... 2,470,629
12,500 Eversource Energy ................ 866,000
33,000 Hawaiian Electric Industries Inc.† ...... 489,720
410,000 Hera SpA ....................... 1,882,325
16,000 Hokkaido Electric Power Co. Inc. ...... 106,462
39,000 Iberdrola SA, ADR ................. 3,597,360
115,000 Korea Electric Power Corp., ADR† ...... 1,638,750
23,000 Kyushu Electric Power Co. Inc. ........ 262,021
23,000 MGE Energy Inc. .................. 1,777,670
122,000 NextEra Energy Inc. ................ 11,331,360
49,000 NiSource Inc. .................... 2,286,340
10,000 Northwestern Energy Group Inc. ....... 659,400
57,500 OGE Energy Corp. ................. 2,757,700
11,000 Ormat Technologies Inc. ............ 1,231,120
30,000 Public Service Enterprise Group Inc. .... 2,428,500
50,000 Shikoku Electric Power Co. Inc. ....... 550,707
35,000 The Chugoku Electric Power Co. Inc. .... 220,028
18,000 The Kansai Electric Power Co. Inc. ..... 293,129
52,000 Tohoku Electric Power Co. Inc. ........ 383,353
48,000 TXNM Energy Inc. ................. 2,806,080
39,165,560
Energy and Utilities: Natural Gas  — 1.5%
16,000 APA Corp. ...................... 679,040
5,900 Energy Transfer LP ................ 113,870
190,000 Enterprise Products Partners LP ....... 7,189,600
8,500 EQT Corp. ...................... 540,940
5,100 Expand Energy Corp. ............... 559,878
47,000 Kinder Morgan Inc. ................ 1,575,910
244,900 National Fuel Gas Co. .............. 23,010,804
82,499 National Grid plc .................. 1,386,239
20,000 National Grid plc, ADR .............. 1,692,000
14,300 ONEOK Inc. ..................... 1,292,577
55,000 Sempra ........................ 5,344,350

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities: Natural Gas (Continued)
47,800 Southwest Gas Holdings Inc. ......... $ 4,153,820
2,200 Tamboran Resources Corp.† ......... 109,978
44,000 UGI Corp. ....................... 1,602,480
49,251,486
Energy and Utilities: Oil  — 4.4%
12,100 Cactus Inc., Cl. A ................. 573,177
78,450 Chevron Corp. ................... 16,231,305
191,500 ConocoPhillips ................... 25,278,000
65,000 Devon Energy Corp. ............... 3,270,800
123,000 Eni SpA, ADR .................... 6,963,030
361,000 Equinor ASA, ADR ................ 15,234,200
118,300 Exxon Mobil Corp. ................ 20,070,778
24,000 Innovex International Inc.† ........... 585,360
112,000 Marathon Petroleum Corp. ........... 27,348,160
12,257 Occidental Petroleum Corp. .......... 796,705
100,000 PetroChina Co. Ltd., Cl. H ........... 137,096
25,000 Petroleo Brasileiro SA - Petrobras, ADR .. 518,750
22,000 Phillips 66 ...................... 4,007,960
75,000 Repsol SA, ADR .................. 2,121,000
79,500 Shell plc, ADR ................... 7,393,500
8,700 Texas Pacific Land Corp. ............ 4,128,672
70,000 TotalEnergies SE .................. 6,368,600
45,250 Vitesse Energy Inc. ................ 821,740
2,891 Woodside Energy Group Ltd., ADR ..... 69,037
141,917,870
Energy and Utilities: Services  — 1.1%
435,525 Halliburton Co. ................... 16,981,120
107,975 Oceaneering International Inc.† ....... 3,829,873
255,200 SLB Ltd. ....................... 13,114,728
33,925,721
Energy and Utilities: Water  — 0.3%
11,000 American States Water Co. ........... 831,820
6,000 American Water Works Co. Inc. ....... 816,540
63,000 Essential Utilities Inc. .............. 2,537,010
22,000 H2O America .................... 1,290,740
84,500 Mueller Water Products Inc., Cl. A ..... 2,322,905
34,000 Severn Trent plc .................. 1,390,574
7,500 The York Water Co. ................ 228,375
8,000 United Utilities Group plc, ADR ........ 280,160
9,698,124
Entertainment  — 2.5%
232,000 Atlanta Braves Holdings Inc., Cl. A† .... 10,938,800
112,000 Atlanta Braves Holdings Inc., Cl. C† .... 4,782,400
95,000 Brightstar Lottery plc ............... 1,210,300
18,000 Caesars Entertainment Inc.† .......... 475,740
16,700 Cinemark Holdings Inc. ............. 476,284
4,500 CTS Eventim AG & Co. KGaA ......... 258,298
48,333 Fox Corp., Cl. A ................... 2,822,647
Shares
Market
Value
69,000 Fox Corp., Cl. B ................... $ 3,663,900
6,700 Hasbro Inc. ..................... 627,120
15,000 Lee Enterprises Inc.† ............... 129,150
37,880 Madison Square Garden Entertainment
Corp.† ....................... 2,231,511
47,800 Madison Square Garden Sports Corp.† .. 15,362,920
5,000 Manchester United plc, Cl. A† ......... 84,100
166,000 Netflix Inc.† ..................... 15,960,900
50,000 Ollamani SAB† ................... 204,346
28,000 Penn Entertainment Inc.† ............ 420,840
29,880 Sphere Entertainment Co.† .......... 3,507,912
2,000 Spotify Technology SA† ............. 969,820
16,750 Take-Two Interactive Software Inc.† .... 3,308,125
30,500 The Walt Disney Co. ............... 2,939,590
63,000 Universal Music Group NV ........... 1,211,337
707,100 Vivendi SE ...................... 1,450,710
205,000 Warner Bros Discovery Inc.† ......... 5,629,300
78,666,050
Environmental Services  — 2.3%
2,200 GFL Environmental Inc. ............. 91,784
160,300 Republic Services Inc. .............. 35,108,906
39,380 Veolia Environnement SA ............ 1,486,597
93,222 Waste Connections Inc. ............. 15,142,982
97,100 Waste Management Inc. ............ 22,312,609
74,142,878
Equipment and Supplies  — 2.3%
9,000 3M Co. ........................ 1,307,070
26,090 Amphenol Corp., Cl. A .............. 3,296,472
240 CTS Corp. ...................... 11,462
93,000 Flowserve Corp. .................. 6,836,430
110,000 Graco Inc. ...................... 9,311,500
220,750 Mueller Industries Inc. .............. 24,459,100
2,000 Parker-Hannifin Corp. .............. 1,790,480
430,000 RPC Inc. ....................... 3,044,400
70,000 Sealed Air Corp. .................. 2,943,500
99,000 The Timken Co. ................... 9,956,430
24,500 Valmont Industries Inc. ............. 9,789,465
8,000 Xerox Holdings Corp. .............. 10,320
72,756,629
Financial Services  — 16.6%
16,700 Ally Financial Inc. ................. 655,141
179,800 American Express Co. .............. 54,385,904
48,900 American International Group Inc. ...... 3,679,725
1,300 Ameriprise Financial Inc. ............ 577,720
1,700 Analog Devices Inc. ................ 540,838
5,000 Aon plc, Cl. A .................... 1,613,900
9,000 Apollo Global Management Inc. ....... 1,002,780
3,500 Axis Capital Holdings Ltd. ........... 354,935
13,000 Banco Bilbao Vizcaya Argentaria SA .... 274,225
210,000 Bank of America Corp. .............. 10,237,500

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Financial Services (Continued)
22,000 Barclays plc ..................... $ 113,405
42,500 Berkshire Hathaway Inc., Cl. B† ....... 20,366,000
14,650 Blackrock Inc. .................... 14,089,051
68,500 Blackstone Inc. ................... 7,876,815
78,000 Bridgepoint Group plc .............. 237,247
7,174 Brookfield Asset Management Ltd., Cl. A . 318,884
40,500 Brookfield Corp. .................. 1,639,035
294 Brookfield Wealth Solutions Ltd. ....... 12,172
24,000 Brooks Macdonald Group plc ......... 427,258
14,000 Cannae Holdings Inc. .............. 159,180
2,975 Capital One Financial Corp. ........... 542,729
6,500 Chubb Ltd. ...................... 2,118,545
133,350 Citigroup Inc. .................... 15,123,223
55,500 Cohen & Steers Inc. ............... 3,471,525
14,400 Columbia Banking System Inc. ........ 394,992
12,700 Commerzbank AG ................. 451,975
200,000 Conn's Inc., Escrow†(a) ............ 20
29,500 Credit Agricole SA ................. 543,174
18,200 Cullen/Frost Bankers Inc. ............ 2,494,856
319,100 Dah Sing Banking Group Ltd. ......... 494,448
19,200 Daiwa Securities Group Inc. .......... 176,630
920 Diamond Hill Investment Group Inc. .... 158,332
60,400 E-L Financial Corp. Ltd. ............. 687,321
11,000 EXOR NV ....................... 834,697
1,320 F&G Annuities & Life Inc. ............ 33,422
128 Farmers & Merchants Bank of Long Beach 1,059,200
37,000 Fidelity National Financial Inc. ......... 1,716,060
22,584 Fifth Third Bancorp ................ 1,049,253
8,030 First American Financial Corp. ........ 484,129
2,840 First Citizens BancShares Inc., Cl. A .... 5,352,434
43,510 Flushing Financial Corp. ............. 668,314
17,000 FTAI Aviation Ltd. ................. 4,165,000
22,700 HSBC Holdings plc, ADR ............ 1,872,523
10,000 ING Groep NV .................... 255,501
51,600 Interactive Brokers Group Inc., Cl. A .... 3,460,812
28,000 Intercontinental Exchange Inc. ........ 4,403,840
195,000 Invesco Ltd. ..................... 4,736,550
9,000 Janus Henderson Group plc .......... 462,330
217,900 JPMorgan Chase & Co. ............. 64,097,464
63,000 KeyCorp. ....................... 1,263,150
126,500 KKR & Co. Inc. ................... 11,701,250
77,000 Loews Corp. ..................... 8,218,980
35,500 M&T Bank Corp. .................. 7,338,560
8,750 Moelis & Co., Cl. A ................ 498,750
7,600 Moody's Corp. ................... 3,315,500
153,160 Morgan Stanley .................. 25,205,541
70,000 National Australia Bank Ltd., ADR ...... 1,014,300
25,000 NatWest Group plc ................ 183,054
124,000 Navient Corp. .................... 1,014,320
5,050 NN Group NV .................... 391,432
Shares
Market
Value
59,200 Northern Trust Corp. ............... $ 8,262,544
13,150 Old Republic International Corp. ....... 524,685
80,000 Resona Holdings Inc. .............. 868,278
50,000 Rocket Companies Inc., Cl. A† ........ 712,500
15,200 S&P Global Inc. .................. 6,465,168
11,100 Shinhan Financial Group Co. Ltd., ADR .. 680,652
90,000 SLM Corp. ...................... 1,926,900
2,907 Societe Generale SA ............... 207,517
250,988 Sony Financial Group Inc., ADR† ...... 1,131,956
4,300 SouthState Bank Corp. ............. 397,836
21,500 Spartacus Acquisition Corp. II† ....... 215,752
5,000 Stack Capital Group Inc.† ............ 69,729
13,000 Standard Chartered plc ............. 267,566
149,200 State Street Corp. ................. 18,882,752
397,902 SuRo Capital Corp. ................ 4,261,530
109,500 T. Rowe Price Group Inc. ............ 9,870,330
274,100 The Bank of East Asia Ltd. ........... 456,880
526,600 The Bank of New York Mellon Corp. .... 62,470,558
54,000 The Charles Schwab Corp. ........... 5,074,920
22,000 The Goldman Sachs Group Inc. ....... 18,611,780
57,000 The Hartford Insurance Group Inc. ..... 7,708,110
134,500 The PNC Financial Services Group Inc. .. 27,988,105
2,500 The Progressive Corp. .............. 495,600
62,500 The Travelers Companies Inc. ......... 18,230,000
91,593 Tiptree Inc. ...................... 1,549,754
60,000 TP ICAP Group plc ................ 215,614
15,720 TrustCo Bank Corp. NY ............. 688,222
3,300 UniCredit SpA .................... 232,139
8,800 Victory Capital Holdings Inc., Cl. A ..... 576,224
81,250 W. R. Berkley Corp. ................ 5,385,250
3,300 Wealthfront Corp.† ................ 30,525
8,000 Webster Financial Corp. ............. 555,360
333,500 Wells Fargo & Co. ................. 26,549,935
4,499 Westwood Holdings Group Inc. ....... 74,099
2,800 Willis Towers Watson plc ............ 813,960
532,468,581
Food and Beverage  — 5.2%
24,000 Ajinomoto Co. Inc. ................ 664,932
200,000 BellRing Brands Inc.† .............. 3,218,000
16,000 Canada Packers Inc. ............... 231,989
900,000 China Mengniu Dairy Co. Ltd. ......... 1,974,188
154,000 Danone SA ...................... 12,289,182
1,900,000 Davide Campari-Milano NV .......... 13,462,185
10,000 Diageo plc ...................... 184,775
208,650 Diageo plc, ADR .................. 15,533,993
70,954 Flowers Foods Inc. ................ 578,275
101,000 General Mills Inc. ................. 3,759,220
18,000 Heineken Holding NV ............... 1,276,405
260,000 ITO EN Ltd. ..................... 4,876,280
130,000 Keurig Dr Pepper Inc. .............. 3,422,900
1,575,000 Kikkoman Corp. .................. 14,241,045

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Food and Beverage (Continued)
12,000 Lamb Weston Holdings Inc. .......... $ 507,120
10,000 Lifecore Biomedical Inc.† ............ 37,200
106,000 Maple Leaf Foods Inc. .............. 2,285,961
6,000 McCormick & Co. Inc. .............. 302,280
105,535 Molson Coors Beverage Co., Cl. B ...... 4,544,337
327,500 Mondelēz International Inc., Cl. A ...... 18,877,100
60,000 Morinaga Milk Industry Co. Ltd. ....... 1,801,077
10,000 Nathan's Famous Inc. .............. 1,007,300
7,000 National Beverage Corp.† ............ 235,550
24,000 Nestlé SA ....................... 2,353,777
384,000 Nissin Foods Holdings Co. Ltd. ........ 7,270,848
35,000 PepsiCo Inc. ..................... 5,435,150
39,300 Pernod Ricard SA ................. 2,917,187
41,500 Post Holdings Inc.† ................ 4,102,690
20,000 Remy Cointreau SA ................ 850,243
13,000 The Boston Beer Co. Inc., Cl. A† ....... 2,995,200
210,000 The Campbell's Company ........... 4,676,700
206,300 The Coca-Cola Co. ................ 15,689,115
10,000 The Hain Celestial Group Inc.† ........ 6,978
5,000 The Hershey Co. .................. 1,039,450
17,150 The J.M. Smucker Co. .............. 1,653,946
113,000 The Kraft Heinz Co. ................ 2,541,370
800 The Magnum Ice Cream Co. NV† ...... 11,960
15,000 The Simply Good Foods Co.† ......... 215,250
25,000 Treatt plc ....................... 65,055
3,555 Unilever plc, ADR ................. 202,528
470,000 Yakult Honsha Co. Ltd. ............. 7,877,509
165,216,250
Health Care  — 5.8%
21,500 Abbott Laboratories ............... 2,207,405
18,700 AbbVie Inc. ..................... 4,067,063
1,400 Amgen Inc. ..................... 492,590
1,500 AstraZeneca plc .................. 295,830
24,500 Avantor Inc.† .................... 192,080
98,700 Bausch + Lomb Corp.† ............. 1,569,330
247,500 Baxter International Inc. ............. 4,158,000
35,000 Becton Dickinson & Co. ............. 5,503,050
2,300 BioMarin Pharmaceutical Inc.† ........ 129,927
7,200 Bio-Rad Laboratories Inc., Cl. A† ...... 2,007,000
45,000 Boston Scientific Corp.† ............ 2,823,750
4,000 Cencora Inc. ..................... 1,256,560
9,900 Chemed Corp. ................... 3,739,626
10,000 CVS Group plc ................... 147,979
7,707 DaVita Inc.† ..................... 1,184,489
1,000 Demant A/S† .................... 29,991
52,500 Elanco Animal Health Inc.† ........... 1,256,325
44,200 Eli Lilly & Co. .................... 40,653,834
107,000 Evolent Health Inc., Cl. A† ........... 243,960
24,500 Fortrea Holdings Inc.† .............. 230,790
Shares
Market
Value
467 GE HealthCare Technologies Inc. ....... $ 33,241
25,000 Haleon plc ...................... 123,691
5,500 HCA Healthcare Inc. ............... 2,602,820
46,000 Henry Schein Inc.† ................ 3,390,200
21,492 ICU Medical Inc.† ................. 2,775,692
8,600 Incyte Corp.† .................... 809,432
18,950 Integer Holdings Corp.† ............. 1,667,600
14,100 Intuitive Surgical Inc.† .............. 6,499,959
85,000 Johnson & Johnson ............... 20,777,400
3,735 Kenvue Inc. ..................... 64,391
19,900 Labcorp Holdings Inc. .............. 5,309,519
4,000 McKesson Corp. .................. 3,461,440
31,500 Medtronic plc .................... 2,729,475
113,800 Merck & Co. Inc. .................. 13,689,002
7,100 Mesa Laboratories Inc. ............. 627,782
110,000 Option Care Health Inc.† ............ 2,961,200
100,000 Pacific Biosciences of California Inc.† ... 132,000
81,300 Perrigo Co. plc ................... 873,162
342,500 Pfizer Inc. ...................... 9,617,400
48,000 QuidelOrtho Corp.† ................ 788,640
11,000 Smith & Nephew plc ............... 172,531
20,400 Stryker Corp. .................... 6,703,236
1,500 Teladoc Health Inc.† ............... 8,175
13,000 Tenet Healthcare Corp.† ............. 2,453,230
163,000 Teva Pharmaceutical Industries Ltd., ADR† 4,909,560
24,700 The Cigna Group .................. 6,588,725
16,100 The Cooper Companies Inc.† ......... 1,151,150
3,500 UnitedHealth Group Inc. ............ 947,065
4,000 Vertex Pharmaceuticals Inc.† ......... 1,786,160
23,000 Viatris Inc. ...................... 310,730
55,300 Zimmer Biomet Holdings Inc. ......... 5,000,226
35,000 Zoetis Inc. ...................... 4,137,350
185,291,763
Hotels and Gaming  — 0.3%
19,000 Accor SA ....................... 892,062
20,500 Allwyn AG ...................... 310,166
52,920 Boyd Gaming Corp. ................ 4,348,966
92,000 Entain plc ....................... 683,136
5,000 Flutter Entertainment plc† ........... 509,750
27,000 Golden Entertainment Inc. ........... 720,630
9,200 Las Vegas Sands Corp. ............. 495,696
35,000 Super Group SGHC Ltd. ............. 378,000
4,500 Wyndham Hotels & Resorts Inc. ....... 365,535
8,703,941
Industrials  — 0.2%
5,600 Caterpillar Inc. ................... 3,967,376
4,500 Clarkson plc ..................... 274,581
13,000 Enerpac Tool Group Corp. ........... 474,110
7,100 EquipmentShare.com Inc., Cl. A† ...... 144,627
4,860,694

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Machinery  — 2.6%
61,000 Astec Industries Inc. ............... $ 3,284,240
2,083,700 CNH Industrial NV ................. 22,920,700
52,100 Deere & Co. ..................... 29,347,930
12,500 Donaldson Co. Inc. ................ 1,060,875
20,000 Oshkosh Corp. ................... 2,944,200
3,500 Otis Worldwide Corp. .............. 269,780
14,000 RENK Group AG .................. 819,451
6,500 Tennant Co. ..................... 431,600
9,000 Titan International Inc.† ............. 62,190
40,000 Twin Disc Inc. .................... 602,800
5,000 Vertiv Holdings Co., Cl. A ............ 1,252,900
166,980 Xylem Inc. ...................... 19,954,110
82,950,776
Metals and Mining  — 1.9%
54,046 Agnico Eagle Mines Ltd. ............ 10,970,257
14,000 Alliance Resource Partners LP ........ 387,100
10,000 ATI Inc.† ....................... 1,454,600
124,190 Barrick Mining Corp. ............... 5,065,710
8,000 BHP Group Ltd., ADR .............. 581,920
14,000 Endeavour Mining plc .............. 839,436
10,000 Franco-Nevada Corp. ............... 2,476,098
860 Franco-Nevada Corp., New York ....... 212,463
185,500 Freeport-McMoRan Inc. ............. 10,903,690
2,500 Materion Corp. ................... 361,625
264,570 Newmont Corp. .................. 28,639,703
61,892,602
Paper and Forest Products  — 0.0%
12,500 International Paper Co. ............. 446,250
2,200 Keweenaw Land Association Ltd.† ..... 109,450
555,700
Publishing  — 0.0%
1,200 Graham Holdings Co., Cl. B .......... 1,268,712
82,100 Louis Hachette Group .............. 147,989
1,416,701
Real Estate  — 0.7%
55,500 American Tower Corp., REIT .......... 9,578,190
30,000 Apartment Investment and Management
Co., Cl. A, REIT ................. 122,100
8,000 Crown Castle Inc., REIT ............. 650,480
1,400 Equinix Inc., REIT ................. 1,372,336
5,000 Howard Hughes Holdings Inc.† ....... 316,300
7,000 Lamar Advertising Co., Cl. A, REIT ..... 886,620
63,300 Millrose Properties Inc., REIT ......... 1,772,400
22,500 Ryman Hospitality Properties Inc., REIT . 2,076,075
61,687 Safehold Inc., REIT ................ 834,625
58,000 Tejon Ranch Co.† ................. 1,092,720
2,500 The St. Joe Co. ................... 157,000
35,600 VICI Properties Inc., REIT ........... 972,592
Shares
Market
Value
130,000 Weyerhaeuser Co., REIT ............ $ 3,175,900
23,007,338
Retail  — 2.5%
25,000 Advance Auto Parts Inc. ............. 1,318,750
80,000 AutoNation Inc.† .................. 15,620,800
1,200 AutoZone Inc.† ................... 4,053,336
19,000 Bassett Furniture Industries Inc. ....... 268,850
6,900 Costco Wholesale Corp. ............. 6,875,367
113,500 CVS Health Corp. ................. 8,151,570
1,500 Ferguson Enterprises Inc. ........... 349,890
740,000 Hertz Global Holdings Inc.† .......... 3,411,400
98,500 Ingles Markets Inc., Cl. A ............ 8,854,165
16,000 Lowe's Companies Inc. ............. 3,780,480
6,500 Macy's Inc. ..................... 117,585
9,900 MSC Industrial Direct Co. Inc., Cl. A .... 913,473
18,000 Penske Automotive Group Inc. ........ 2,691,360
42,000 Rush Enterprises Inc., Cl. B .......... 2,702,700
211,800 Sally Beauty Holdings Inc.† .......... 2,933,430
348,000 Seven & i Holdings Co. Ltd. .......... 4,656,299
25,000 Starbucks Corp. .................. 2,239,750
6,000 The Home Depot Inc. ............... 1,973,340
15,000 The Kroger Co. ................... 1,085,400
60,000 Walmart Inc. .................... 7,456,800
79,454,745
Semiconductors  — 2.9%
31,000 Advanced Micro Devices Inc.† ........ 6,306,330
64,730 Aegon Ltd. ...................... 465,968
28,000 Applied Materials Inc. .............. 9,570,120
6,500 ASML Holding NV ................. 8,585,395
2,000 Axcelis Technologies Inc.† ........... 186,160
50,450 Broadcom Inc. ................... 15,614,779
5,500 Entegris Inc. ..................... 644,820
11,500 GLOBALFOUNDRIES Inc.† ........... 511,520
700 Hensoldt AG ..................... 61,168
200,000 NVIDIA Corp. .................... 34,880,000
4,500 NXP Semiconductors NV ............ 885,870
95,500 Qnity Electronics Inc. .............. 11,018,790
10,900 Taiwan Semiconductor Manufacturing Co.
Ltd., ADR ..................... 3,683,655
1,500 Teradyne Inc. .................... 444,690
92,859,265
Specialty Chemicals  — 0.6%
3,000 Air Products and Chemicals Inc. ....... 871,470
20,000 Ashland Inc. ..................... 1,112,200
7,000 Axalta Coating Systems Ltd.† ......... 193,900
2,900 DSM-Firmenich AG ................ 205,945
193,000 DuPont de Nemours Inc. ............ 8,839,400
16,760 Novonesis Novozymes B ............ 991,570
83,000 Olin Corp. ...................... 2,467,590
11,000 Rogers Corp.† ................... 1,180,630

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Specialty Chemicals (Continued)
10,000 Sensient Technologies Corp. ......... $ 864,400
15,575 Solstice Advanced Materials Inc. ....... 1,186,192
57,500 Valvoline Inc.† ................... 1,936,600
19,849,897
Telecommunications  — 2.1%
29,000 AT&T Inc. ....................... 840,710
145,000 BCE Inc. ........................ 3,659,800
390,000 Deutsche Telekom AG, ADR .......... 14,461,200
73,750 Eurotelesites AG† ................. 376,778
195,000 Hellenic Telecommunications Organization
SA, ADR ...................... 1,837,875
180,000 Liberty Global Ltd., Cl. C† ........... 2,111,400
44,000 Orange SA, ADR .................. 900,680
50,000 Pharol SGPS SA† ................. 4,288
42,000 Proximus SA .................... 339,820
91,500 Sunrise Communications AG, Cl. A ..... 5,414,933
100,000 Telefonica SA, ADR ................ 434,000
295,000 Telekom Austria AG ................ 3,106,289
100,000 Telephone and Data Systems Inc. ...... 4,210,000
98,000 Telstra Group Ltd., ADR ............. 1,810,452
170,000 TELUS Corp. .................... 2,181,100
66,400 T-Mobile US Inc. .................. 13,945,992
12,000 VEON Ltd., ADR† ................. 555,600
202,300 Verizon Communications Inc. ......... 10,155,460
129,500 Vodafone Group plc, ADR ........... 1,945,090
68,291,467
Transportation  — 0.9%
28,840 Canadian Pacific Kansas City Ltd. ...... 2,268,555
15,500 Ferrari Group plc .................. 149,954
159,300 GATX Corp. ..................... 27,198,882
29,617,391
Wireless Communications  — 0.1%
70,900 Array Digital Infrastructure Inc. ........ 3,271,326
TOTAL COMMON STOCKS ......... 2,832,186,603
CLOSED-END FUNDS  — 0.0%
40,000 Altaba Inc., Escrow† ............... 54,000
PREFERRED STOCKS  — 1.1%
Broadcasting  — 0.1%
101,926 Liberty Broadband Corp., Ser. A, 7.000% . 2,374,876
Diversified Industrial  — 0.0%
2,000 Jungheinrich AG .................. 59,919
Energy and Utilities: Services  — 0.0%
14,300 Enbridge Inc., Ser. F, 5.538% ......... 233,656
Shares
Market
Value
Financial Services  — 0.7%
32,941 Athene Holding Ltd., Ser. B, 5.625% .... $ 621,926
92,500 Bank of America Corp., 5.375% ....... 2,002,625
72,955 Compass Diversified Holdings, Ser. A,
7.250% ...................... 1,278,172
92,001 Compass Diversified Holdings, Ser. B,
7.875% ...................... 1,794,939
20,000 Compass Diversified Holdings, Ser. C,
7.875% ...................... 390,800
185,444 DigitalBridge Group Inc., Ser. H, 7.125% . 3,007,902
15,487 Enstar Group Ltd., Ser. D, 7.000% ..... 340,094
18,757 Enstar Group Ltd., Ser. E, 7.000% ...... 375,140
17,400 Flagstar Bank NA, Ser. A, 6.375% ...... 366,270
227,500 JPMorgan Chase & Co., 4.200% ....... 3,981,250
10,000 MetLife Inc., Ser. A, 4.936% .......... 207,200
5,000 PhenixFIN Corp., 5.250%, 11/01/28 .... 117,750
23,461 State Street Corp., Ser. G, 5.350% ..... 507,227
6,253 Stifel Financial Corp., Ser. B, 6.250% ... 146,320
96,057 The Allstate Corp., Ser. H, 5.100% ..... 1,899,047
100,000 The Charles Schwab Corp., Ser. J, 4.450% 1,768,000
76,000 The Goldman Sachs Group Inc., Ser. D,
4.571% ...................... 1,448,560
50,100 Truist Financial Corp., Ser. R, 4.750% ... 908,313
21,161,535
Real Estate  — 0.2%
28,064 Arbor Realty Trust Inc., Ser. E, 6.250% .. 459,408
120,942 Chimera Investment Corp., Ser. A, 8.000% 2,476,892
23,422 Franklin BSP Realty Trust Inc., Ser. E,
7.500% ...................... 450,874
143,276 KKR Real Estate Finance Trust Inc., Ser. A,
6.500% ...................... 2,475,809
5,862,983
Telecommunications  — 0.1%
160,000 AT&T Inc., Ser. C, 4.750% ........... 2,944,000
Wireless Communications  — 0.0%
12,500 T-Mobile USA Inc., 6.250%, 09/01/69 ... 302,250
TOTAL PREFERRED STOCKS ........ 32,939,219
MANDATORY CONVERTIBLE SECURITIES(b)  — 0.2%
Aerospace and Defense  — 0.0%
1,500 The Boeing Co.,
6.000%, 10/15/27 ............... 97,320
Computer Software and Services  — 0.0%
3,500 Hewlett Packard Enterprise Co.,
7.625%, 09/01/27 ............... 225,785
Energy and Utilities  — 0.1%
87,500 El Paso Energy Capital Trust I,
4.750%, 03/31/28 ............... 4,440,625

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
MANDATORY CONVERTIBLE SECURITIES(b) (Continued)
Specialty Chemicals  — 0.1%
28,500 Albemarle Corp.,
7.250%, 03/01/27 ............... $ 2,047,725
TOTAL MANDATORY CONVERTIBLE
SECURITIES ................ 6,811,455
RIGHTS  — 0.0%
Retail  — 0.0%
82,000 Walgreens Boots Alliance Inc., CVR† .... 41,000
WARRANTS  — 0.0%
Energy and Utilities: Oil  — 0.0%
6,000 Occidental Petroleum Corp., expire
08/03/27† ..................... 257,400
Equipment and Supplies  — 0.0%
4,000 Xerox Holdings Corp., expire 02/14/28† . 362
TOTAL WARRANTS .............. 257,762
Principal
Amount
CONVERTIBLE CORPORATE BONDS  — 0.0%
Cable and Satellite  — 0.0%
$ 200,000 AMC Networks Inc.,
4.250%, 02/15/29 ............... 178,250
CORPORATE BONDS  — 0.2%
Financial Services  — 0.2%
Capital One Financial Corp. , Ser. M, (5
yr. US Treasury Yield Curve Rate T Note
Constant Maturity + 3.16%)
1,500,000 3.950%, (c)(d) ................. 1,479,700
1,000,000 5.500%, (c)(d) ................. 996,199
1,500,000 Citizens Financial Group Inc., Ser. G, (5
yr. US Treasury Yield Curve Rate T Note
Constant Maturity + 3.22%),
4.000%, (c)(d) ................. 1,477,928
1,500,000 The Charles Schwab Corp., Ser. H, (10 yr.
US Treasury Yield Curve Rate T Note
Constant Maturity + 3.08%),
4.000%, (c)(d) ................. 1,381,988
1,000,000 The Goldman Sachs Group Inc., Ser. U, (5
yr. US Treasury Yield Curve Rate T Note
Constant Maturity + 2.92%),
3.650%, (c)(d) ................. 991,747
6,327,562
TOTAL CORPORATE BONDS ........ 6,327,562
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS  — 9.2%
$ 297,461,000 U.S. Treasury Bills,
3.537% to 3.765%††, 04/02/26 to
10/01/26(e) .................... $ 295,642,251
Shares
INVESTMENT COMPANIES  — 0.9%
118,000 Gabelli Commercial Aerospace and Defense
ETF(f) ........................ 5,867,975
170,000 Gabelli Financial Services Opportunities
ETF(f) ........................ 7,075,400
107,282 Gabelli Global Financial Services Fund,
Cl. I(f) ....................... 2,210,005
5,500 Gabelli Global Technology Leaders ETF(f) 169,371
6,000 Gabelli Growth Innovators ETF(f) ...... 195,206
32,800 Gabelli Love Our Planet & People ETF(f) . 1,137,324
500,000 Gabelli Opportunities in Live and Sports
ETF†(f) ....................... 12,226,200
1,800 Keeley Dividend ETF(f) .............. 46,107
34,465 The Gabelli Dividend Growth Fund, Cl. I(f) 625,189
29,552,777
TOTAL INVESTMENT COMPANIES .... 29,552,777
TOTAL INVESTMENTS — 100.0% ....
(Cost $1,837,385,853) ............ $ 3,203,990,879
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(c) Security is perpetual and has no stated maturity date.
(d) Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of March 31, 2026.
(e) At March 31, 2026, $218,545,000 of the principal amount was pledged as collateral for current or potential holdings.
(f) Investment in an affiliated fund, which is registered under the Investment
Company Act of 1940, as amended, and is advised by Gabelli Funds,
LLC.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
REIT Real Estate Investment Trust

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Geographic Diversification
% of Total
Investments
Market
Value
North America ...................... 87.6% $ 2,805,944,091
Europe .............................. 9.2 294,115,474
Japan ............................... 2.7 86,463,629
Latin America ....................... 0.4 14,266,504
Asia/Pacific ......................... 0.1 3,201,181
Total Investments ................... 100.0% $ 3,203,990,879